Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Schwab and TD Ameritrade [member] [2]	Issued capital [member] Common shares [member]		Issued capital [member] Preferred shares [member]		Treasury shares [member] Common shares [member]		Treasury shares [member] Preferred shares [member]		Contributed surplus [member]		Retained earnings [member]		Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares [member]	Accumulated other comprehensive income (loss) [member]		Accumulated other comprehensive income (loss) [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]		Accumulated other comprehensive income (loss) [member] Net unrealized foreign currency translation gain (loss) on investments in foreign operations, net of hedging activities [member]		Accumulated other comprehensive income (loss) [member] Net gain (loss) on derivatives designated as cash flow hedges [member]		Accumulated other comprehensive income (loss) [member] Net gain (loss) on derivatives designated as cash flow hedges [member] Schwab and TD Ameritrade [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on debt securities at fair value through other comprehensive income [member]		Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on equity securities designated at fair value through other comprehensive income [member]		Equity attributable to owners of parent [member]
Balance as at beginning of period at Nov. 01, 2019	[1]				$ 21,713		$ 5,800		$ (41)		$ (6)		$ 157		$ 49,497						$ 14		$ 8,793		$ 1,497			$ 290		$ (40)
Impact on adoption of IFRS 16, Leases	[1]														(553)
Net premium (discount) on sale of treasury shares	[1]												(37)
Purchase of shares	[1]								(4,635)		(69)
Other comprehensive income (loss)	[1]	$ (266)	[2]																									(272)
Other comprehensive income (loss)	[1]																													(210)
Redemption of shares							0
Other comprehensive income (loss)	[1]	(49)	[2]																		(49)
Other comprehensive income (loss)	[1]	3,113	[2]																				3,113
Other comprehensive income (loss)	[1]	2,740	[2]																						2,740
Net income attributable to shareholders	[1]														4,504
Issuance of stock options, net of options exercised	[1]				53
Sale of shares	[1]								4,651		72
Allowance for credit losses	[1]	6	[2]																									6
Reclassification of loss (gain) to retained earnings	[1]																													4
Dividends	[1]																$ (2,760)	$ (135)
Shares issued as a result of dividend reinvestment plan	[1]				143
Other	[1]												4
Net premium on repurchase of common shares, redemption of preferred shares, and other	[1]														(704)
Purchase of shares for cancellation and other	[1]				(143)
Actuarial gains (losses) on employee benefit plans	[1]	(143)	[2]												(143)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]														(4)
Balance as at end of period at Apr. 30, 2020	[1]				21,766		5,800		(25)		(3)		124		49,702				$ 15,970		(35)		11,906		4,237			24		(246)		$ 93,334
Share of accumulated other comprehensive income (loss) from investment in Schwab and TD Ameritrade	[1]			$ 57																							$ 84
Balance as at beginning of period at Feb. 01, 2020	[1]				21,773		5,800		(131)		(7)		161		50,119						(47)		8,994		1,797			338		(8)
Net premium (discount) on sale of treasury shares	[1]												(32)
Purchase of shares	[1]								(2,359)		(31)
Other comprehensive income (loss)	[1]	(314)	[2]																									(320)
Other comprehensive income (loss)	[1]																													(242)
Redemption of shares							0
Other comprehensive income (loss)	[1]	12	[2]																		12
Other comprehensive income (loss)	[1]	2,912	[2]																				2,912
Other comprehensive income (loss)	[1]	2,440	[2]																						2,440
Net income attributable to shareholders	[1]														1,515
Issuance of stock options, net of options exercised	[1]				12								1
Sale of shares	[1]								2,465		35
Allowance for credit losses	[1]	6	[2]																									6
Reclassification of loss (gain) to retained earnings	[1]																													4
Dividends	[1]																(1,421)	(68)
Shares issued as a result of dividend reinvestment plan	[1]				74
Other	[1]												(6)
Net premium on repurchase of common shares, redemption of preferred shares, and other	[1]														(448)
Purchase of shares for cancellation and other	[1]				(93)
Actuarial gains (losses) on employee benefit plans	[1]	9	[2]												9
Realized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]														(4)
Balance as at end of period at Apr. 30, 2020	[1]				21,766		5,800		(25)		(3)		124		49,702				15,970		(35)		11,906		4,237			24		(246)		93,334
Share of accumulated other comprehensive income (loss) from investment in Schwab and TD Ameritrade	[1]			71																							84
Balance as at beginning of period at Oct. 31, 2020		95,499			22,487	[1]	5,650	[1]	(37)	[1]	(4)	[1]	121	[1]	53,845	[1]					(37)	[1]	9,357	[1]	3,826	[1]		543	[1]	(252)	[1]
Net premium (discount) on sale of treasury shares	[1]												(6)
Purchase of shares	[1]								(5,833)		(79)
Other comprehensive income (loss)	[1]	75	[2]																									77
Other comprehensive income (loss)	[1]																													270
Redemption of shares	[1]						(700)
Other comprehensive income (loss)	[1]	35	[2]																		35
Other comprehensive income (loss)	[1]	(4,497)	[2]																				(4,497)
Other comprehensive income (loss)	[1]	(751)	[2]																						(751)
Net income attributable to shareholders	[1]														6,972
Issuance of stock options, net of options exercised	[1]				90								5
Sale of shares	[1]								5,747		78
Allowance for credit losses	[1]	(2)	[2]																									(2)
Reclassification of loss (gain) to retained earnings	[1]																													(1)
Dividends	[1]																(2,868)	(130)
Shares issued as a result of dividend reinvestment plan	[1]				213
Other	[1]												6
Net premium on repurchase of common shares, redemption of preferred shares, and other	[1]														(1)
Actuarial gains (losses) on employee benefit plans	[1]	1,216	[2]												1,216
Realized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]														1
Balance as at end of period at Apr. 30, 2021		94,515			22,790	[1]	4,950	[1]	(123)	[1]	(5)	[1]	126	[1]	59,035	[1]			7,742	[1]	(2)	[1]	4,860	[1]	3,075	[1]		618	[1]	17	[1]	94,515	[1]
Share of accumulated other comprehensive income (loss) from investment in Schwab and TD Ameritrade	[1]			(826)																							(826)
Balance as at beginning of period at Jan. 31, 2021	[1]				22,645		5,650		(171)		(4)		121		56,032						(20)		7,071		3,565			746		(154)
Net premium (discount) on sale of treasury shares	[1]												2
Purchase of shares	[1]								(2,688)		(45)
Other comprehensive income (loss)	[1]	(128)	[2]																									(125)
Other comprehensive income (loss)	[1]																													172
Redemption of shares	[1]						(700)
Other comprehensive income (loss)	[1]	18	[2]																		18
Other comprehensive income (loss)	[1]	(2,211)	[2]																				(2,211)
Other comprehensive income (loss)	[1]	(490)	[2]																						(490)
Net income attributable to shareholders	[1]														3,695
Issuance of stock options, net of options exercised	[1]				44								1
Sale of shares	[1]								2,736		44
Allowance for credit losses	[1]	(3)	[2]																									(3)
Reclassification of loss (gain) to retained earnings	[1]																													(1)
Dividends	[1]																$ (1,435)	$ (65)
Shares issued as a result of dividend reinvestment plan	[1]				101
Other	[1]												2
Net premium on repurchase of common shares, redemption of preferred shares, and other	[1]														(1)
Actuarial gains (losses) on employee benefit plans	[1]	808	[2]												808
Realized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]														1
Balance as at end of period at Apr. 30, 2021		$ 94,515			$ 22,790	[1]	$ 4,950	[1]	$ (123)	[1]	$ (5)	[1]	$ 126	[1]	$ 59,035	[1]			$ 7,742	[1]	$ (2)	[1]	$ 4,860	[1]	$ 3,075	[1]		$ 618	[1]	$ 17	[1]	$ 94,515	[1]
Share of accumulated other comprehensive income (loss) from investment in Schwab and TD Ameritrade	[1]			$ (770)																							$ (826)

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.